Fair Value Disclosures	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Disclosures	FAIR VALUE DISCLOSURES
FASB ASC topic 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. FASB ASC topic 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Valuation is based upon quoted prices for identical instruments traded in active markets. Level 1 instruments include securities traded on active exchange markets, such as the New York Stock Exchange, as well as U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets.
Level 2: Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market. Level 2 instruments include securities traded in less active dealer or broker markets.
Level 3: Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.
We used the following methods and significant assumptions to estimate fair value:
Securities: Where quoted market prices are available in an active market, securities are classified as Level 1 of the valuation hierarchy. We currently do not have any Level 1 securities. If quoted market prices are not available for the specific security, then fair values are estimated by (1) using quoted market prices of securities with similar characteristics,
(2) matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices, or (3) a discounted cash flow analysis whose significant fair value inputs can generally be verified and do not typically involve judgment by management. These securities are classified as Level 2 of the valuation hierarchy and primarily include agency securities, private label mortgage-backed securities, other asset backed securities, obligations of states and political subdivisions, trust preferred securities, corporate securities and foreign government securities.
Loans held for sale: The fair value of mortgage loans held for sale, carried at fair value is based on agency cash window loan pricing for comparable assets (recurring Level 2) and the fair value of mortgage loans held for sale carried at the lower of cost or fair value is based on a quoted sales price (non-recurring Level 1).
Collateral dependent loans with specific loss allocations based on collateral value: From time to time, certain collateral dependent loans will have an ACL established. When the fair value of the collateral is based on an appraised value or when an appraised value is not available we record the collateral dependent loan as nonrecurring Level 3. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments can be significant and thus will typically result in a Level 3 classification of the inputs for determining fair value.
Other real estate: At the time of acquisition, other real estate is recorded at fair value, less estimated costs to sell, which becomes the property’s new basis. Subsequent write-downs to reflect declines in value since the time of acquisition may occur from time to time and are recorded in net gains on other real estate and repossessed assets, which is part of non-interest expense - other in the Consolidated Statements of Operations. The fair value of the property used at and subsequent to the time of acquisition is typically determined by a third party appraisal of the property. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments can be significant and typically result in a Level 3 classification of the inputs for determining fair value.
Appraisals for both collateral-dependent loans and other real estate are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by us. Once received, an independent third party, or a member of our Collateral Evaluation Department (for commercial properties), or a member of our Special Assets Group (for residential properties) reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics. We compare the actual selling price of collateral that has been sold to the most recent appraised value of our properties to determine what additional adjustment, if any, should be made to the appraisal value to arrive at fair value. For commercial and residential properties we typically discount an appraisal to account for various factors that the appraisal excludes in its assumptions. These additional discounts generally do not result in material adjustments to the appraised value.
Capitalized mortgage loan servicing rights: The fair value of capitalized mortgage loan servicing rights is based on a valuation model used by an independent third party that calculates the present value of estimated net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income. Certain model assumptions are generally unobservable and are based upon the best information available including data relating to our own servicing portfolio, reviews of mortgage servicing assumption and valuation surveys and input from various mortgage servicers and, therefore, are recorded as Level 3. Management evaluates the third party valuation for reasonableness each quarter as part of our financial reporting control processes.
Derivatives: The fair value of rate-lock mortgage loan commitments is based on agency cash window loan pricing for comparable assets and the fair value of mandatory commitments to sell mortgage loans is based on mortgage backed security pricing for comparable assets (recurring Level 2). The fair value of interest rate swap, interest rate cap, interest rate floor and swaption agreements are derived from proprietary models which utilize current market data. The significant fair value inputs can generally be observed in the market place and do not typically involve judgment by management (recurring Level 2).
Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, were as follows:

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2023:
Measured at Fair Value on a Recurring Basis
Assets
Securities available for sale
U.S. agency	$9,507	$—	$9,507	$—
U.S. agency residential mortgage-backed	81,217	—	81,217	—
U.S. agency commercial mortgage-backed	12,297	—	12,297	—
Private label mortgage-backed	86,469	—	86,469	—
Other asset backed	112,931	—	112,931	—
Obligations of states and political subdivisions	302,737	—	302,737	—
Corporate	73,250	—	73,250	—
Trust preferred	942	—	942	—
Loans held for sale, carried at fair value	12,063	—	12,063	—
Capitalized mortgage loan servicing rights	42,243	—	—	42,243
Derivatives (1)	38,683	—	38,683	—
Liabilities
Derivatives (2)	21,835	—	21,835	—

Measured at Fair Value on a Non-recurring Basis:
Assets
Collateral dependent loans (3)
Commercial
Commercial and industrial	551	—	—	551
Mortgage
1-4 family owner occupied - non-jumbo	732	—	—	732
1-4 family non-owner occupied	33	—	—	33
1-4 family - 2nd lien	157	—	—	157
Resort lending	92	—	—	92
Installment
Boat lending	192	—	—	192
Recreational vehicle lending	196	—	—	196
Other	66	—	—	66
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(1)	Included in accrued income and other assets in the Consolidated Statements of Financial Condition.

(2)	Included in accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.

(3)	Only includes individually evaluated loans with specific loss allocations based on collateral value.

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2022:
Measured at Fair Value on a Recurring Basis
Assets
Securities available for sale
U.S. agency	$12,101	$—	$12,101	$—
U.S. agency residential mortgage-backed	90,458	—	90,458	—
U.S. agency commercial mortgage-backed	13,453	—	13,453	—
Private label mortgage-backed	93,845	—	93,845	—
Other asset backed	194,725	—	194,725	—
Obligations of states and political subdivisions	295,677	—	295,677	—
Corporate	78,157	—	78,157	—
Trust preferred	931	—	931	—
Loans held for sale, carried at fair value	26,518	—	26,518	—
Capitalized mortgage loan servicing rights	42,489	—	—	42,489
Derivatives (1)	39,747	—	39,747	—
Liabilities
Derivatives (2)	19,127	—	19,127	—

Measured at Fair Value on a Non-recurring Basis:
Assets
Loans held for sale, carried at the lower of cost or fair value	20,367	20,367	—	—
Collateral dependent loans (3)
Commercial
Commercial and industrial	138	—	—	138
Commercial real estate	1,068	—	—	1,068
Mortgage
1-4 family owner occupied - non-jumbo	415	—	—	415
1-4 family non-owner occupied	52	—	—	52
1-4 family - 2nd lien	165	—	—	165
Resort lending	25	—	—	25
Installment
Boat lending	196	—	—	196
Recreational vehicle lending	19	—	—	19
Other	87	—	—	87
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(1)	Included in accrued income and other assets in the Consolidated Statements of Financial Condition.

(2)	Included in accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.

(3)	Only includes individually evaluated loans with specific loss allocations based on collateral value.
Changes in fair values of financial assets for which we have elected the fair value option for the years ended December 31 were as follows:

	Net Gains (Losses) on Assets -Mortgage Loans	Mortgage Loan Servicing, net	Total Change in Fair Values Included in Current Period Earnings
	(In thousands)

2023
Loans held for sale	$2,281	$—	$2,281
Capitalized mortgage loan servicing rights	—	(4,202)	(4,202)

2022
Loans held for sale	(3,393)	—	(3,393)
Capitalized mortgage loan servicing rights	—	10,196	10,196

2021
Loans held for sale	(2,805)	—	(2,805)
Capitalized mortgage loan servicing rights	—	(2,108)	(2,108)
For those items measured at fair value pursuant to our election of the fair value option, interest income is recorded within the Consolidated Statements of Operations based on the contractual amount of interest income earned on these financial assets and dividend income is recorded based on cash dividends received.
The following represent impairment charges recognized during the years ended December 31, 2023, 2022 and 2021 relating to assets measured at fair value on a non-recurring basis:
•Loans that are individually evaluated using the fair value of collateral for collateral dependent loans had a carrying amount of $2.0 million, which is net of a valuation allowance of $1.3 million at December 31, 2023, and had a carrying amount of $2.2 million, which is net of a valuation allowance of $2.1 million at December 31, 2022. An additional provision for credit losses relating to these collateral dependent loans of $1.1 million, $1.5 million and $0.3 million was included in our results of operations for the years ending December 31, 2023, 2022 and 2021, respectively.
A reconciliation for all assets and (liabilities) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31 follows:

	Capitalized Mortgage Loan Servicing Rights
	2023	2022	2021
	(In thousands)
Beginning balance	$42,489	$26,232	$16,904
Total losses realized and unrealized:
Included in results of operations	(4,202)	10,196	(2,108)
Included in other comprehensive income (loss)	—	—	—
Purchases, issuances, settlements, maturities and calls	3,956	6,061	11,436
Transfers in and/or out of Level 3	—	—	—
Ending balance	$42,243	$42,489	$26,232

Amount of total losses for the period included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held at December 31	$(4,202)	$10,196	$(2,108)
The fair value of our capitalized mortgage loan servicing rights has been determined based on a valuation model used by an independent third party as discussed above. The significant unobservable inputs used in the fair value measurement of the capitalized mortgage loan servicing rights are discount rate, cost to service, ancillary income, float rate and prepayment rate. Significant changes in all five of these assumptions in isolation would result in significant changes to the value of our capitalized mortgage loan servicing rights. Quantitative information about our Level 3 fair value measurements measured on a recurring basis follows:

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
	(In thousands)
2023
Capitalized mortgage loan servicing rights	$42,243	Present value of net servicing revenue	Discount rate	10.00% to 14.27%	10.25%
			Cost to service	$70 to $442	$79
			Ancillary income	20 to 30	20
			Float rate		3.82%
			Prepayment rate	6.56% to 26.47%	8.50%

2022
Capitalized mortgage loan servicing rights	$42,489	Present value of net servicing revenue	Discount rate	10.00% to 13.23%	10.12%
			Cost to service	$66 to $150	$78
			Ancillary income	20 to 35	21
			Float rate	4.03%	4.03%
			Prepayment rate	7.03% to 30.40%	7.97%
Quantitative information about Level 3 fair value measurements measured on a non-recurring basis follows:

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
	(In thousands)
2023
Collateral dependent loans
Commercial	$551	Sales comparison approach	Adjustment for differences between comparable sales	(5.0)% to 6.0%	(0.4)%

Mortgage and Installment (1)	1,468	Sales comparison approach	Adjustment for differences between comparable sales	(4.1) to 10.5	3.1

2022
Collateral dependent loans
Commercial	$1,206	Sales comparison approach	Adjustment for differences between comparable sales	41.7% to 20.0%	(0.4)%

Mortgage and Installment (1)	959	Sales comparison approach	Adjustment for differences between comparable sales	(73.3) to 65.2	(5.3)
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(1)
In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2023 and 2022 certain collateral dependent installment loans totaling approximately $0.45 million and $0.30 million are secured by collateral other than real estate. For the majority of these loans, we apply internal discount rates to industry valuation guides.

The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31:

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2023	$12,063	$(61)	$12,124
2022	26,518	(2,342)	28,860
2021	55,470	1,051	54,419